July 7, 2023

Fairlead Tactical Sector ETF (TACK)

A Series of Capitol Series Trust (the “Trust”)

Listed on the NYSE Arca, Inc.

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, Each Dated May 31, 2023

The bullets to the fourth paragraph in the section titled “Principal Investment Strategies” on page 2 of the Fairlead Tactical Sector ETF’s (the “Fund”) Summary Prospectus are amended to include SPDR® Gold MiniShares (GLDM) as a permissible investment. Accordingly, the referenced fourth paragraph in the section titled “Principal Investment Strategies” is replaced as follows:

In addition, the following ETFs may be incorporated into the Fund’s portfolio during periods where our models indicate a defensive posture out of equities is warranted.

•	SPDR® Gold Trust (GLD)
•	SPDR® Gold MiniShares (GLDM)
•	SPDR® Portfolio Long Term Treasury ETF (SPTL)
•	SPDR® Portfolio Short Term Treasury ETF (SPTS)

In addition, the risk disclosure related to Gold ETF Risks in the section titled “Principal Investment Risks” on pages 5 and 6 of the Fund’s Summary Prospectus is replaced as follows:

Gold ETF Risks. During a “risk-off” defensive market environment, the Fund will focus its investments to a greater degree in the SPDR® Gold Trust (GLD) and/or the SPDR® Gold MiniShares (GLDM). Such investments will be subject to the following risks:

Risks Related to Gold. Companies involved in commodity-related businesses such as gold may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The prices of commodities such as gold may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in the prevailing interest rates. Conversely, during those same periods, the prices of certain commodities, such as oil, gold and other metals, have historically tended to increase. However, there can be no guarantee of such performance in the future.

The possibility of large-scale distress sales of gold in times of crisis may have a negative impact

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July 7, 2023

on the price of gold and adversely affect the Fund’s investment in the GLD and GLDM Shares. In addition, substantial sales of gold by the official sector, consisting of central banks, other governmental agencies and international organizations that buy, sell and hold gold as part of their reserve assets could adversely affect the Fund’s investment in GLD and GLDM Shares. The price of gold may also be affected by the sale of gold by exchange traded funds or other exchange traded vehicles tracking gold markets.

The value of the gold held by GLD and GLDM is determined using the LBMA (London Bullion Market Association) Gold Price PM, which is based on the LBMA daily afternoon auction. Potential discrepancies in the calculation of the LBMA Gold Price PM, as well as any future changes to the LBMA Gold Price PM, could impact the value of the gold held by GLD and GLDM and could have an adverse effect on the value of the Fund’s investments in GLD and GLDM.

Risks Related to GLD and GLDM Shares. GLD and GLDM shares trade like stocks, are subject to investment risk and will fluctuate in market value. The value of GLD and GLDM shares relates directly to the value of the gold held by GLD and GLDM (less its expenses), and fluctuations in the price of gold could materially and adversely affect the Fund’s investment in the GLD and GLDM shares. The price received upon the sale of the shares, which trade at market price, may be more or less than the value of the gold represented by them. GLD and GLDM does not generate any income, and as GLD and GLDM regularly sells gold to pay for its ongoing expenses, the amount of gold represented by each Share will decline over time to that extent.

Commodities and commodity-index linked securities in which GLD and GLDM invests may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, or political and regulatory developments, as well as trading activity of speculators and arbitrageurs in the underlying commodities. GLD and GLDM are each a passive investment vehicle. This means that the value of the GLD and GLDM Shares held by the Fund may be adversely affected by GLD and GLDM losses that might have been avoided if GLD and GLDM had been actively managed. GLD and GLDM shares may trade at a price which is at, above or below its calculated NAV per share, and any discount or premium in the trading price relative to the NAV per share may widen as a result of non-concurrent trading hours between the COMEX and NYSE Arca.

Neither GLD nor GLDM is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and neither is subject to regulation under the Commodity Exchange Act of 1936 (the “CEA”). As a result, shareholders of GLD and GLDM do not have the protections associated with ownership of shares in an investment company registered under the 1940 Act or the protections afforded by the CEA. Shareholders of GLD and GLDM, including the Fund, do not have the rights enjoyed by investors in certain other vehicles. Because they own interests in an investment trust, GLD and GLDM shareholders have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring “oppression” or “derivative” actions). In addition, the Shares have limited voting and distribution rights (for example, Shareholders do not have the right to elect directors and will not receive dividends). GLD and GLDM may be required to terminate and liquidate at a time that is disadvantageous to shareholders. The liquidity of the GLD and GLDM shares may be adversely affected by the withdrawal of Authorized Participants. The lack of an active trading market or a halt in trading of the GLD or GLDM shares may result in losses on investment at the time of disposition of the shares. Redemption orders for GLD and GLDM may be subject to postponement, suspension or rejection by its Trustee under certain circumstances.

An investment in GLD or GLDM shares may be adversely affected by competition from other methods of investing in gold. GLD and GLDM compete with other financial vehicles, including traditional debt and equity securities issued by companies in the gold industry and other securities backed by or linked to gold, direct investments in gold and similar investment vehicles.

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Market and financial conditions, and other conditions beyond the control of GLD and GLDM, may make it more attractive to invest in other financial vehicles or to invest in gold directly, which could limit the market for the Shares and reduce the liquidity of the Shares.

Risks Related to the Custody of Gold. The gold held by the custodian on behalf of GLD and GLDM may be subject to loss, damage, theft or restriction on access by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of GLD and GLDM, and consequently, the Fund’s investment in the GLD and GLDM Shares. GLD and GLDM may not have adequate sources of recovery if its gold is lost, damaged, stolen or destroyed and recovery may be limited, even in the event of fraud, to the market value of the gold at the time the fraud is discovered.

Because neither the Trustee nor the custodian holding gold on behalf of GLD or GLDM oversees or monitors the activities of subcustodians who may temporarily hold the Trust’s gold bars until transported to the GLD and GLDM custodian’s London vault, failure by the subcustodians to exercise due care in the safekeeping of the GLD’s and GLDM’s gold bars could result in a loss to GLD and GLDM. In addition, the ability of GLD’s and GLDM’s respective Trustee and the custodian holding gold on behalf of GLD and GLDM to take legal action against subcustodians may be limited, which increases the possibility that the Trust may suffer a loss if a subcustodian does not use due care in the safekeeping of the Trust’s gold bars. Each of these risks could negatively impact the value of GLD and GLDM shares held by the Fund.

Gold held in the GLD’s or GLDM’s unallocated gold account and any GLD or GLDM Authorized Participant’s unallocated gold account will not be segregated from the assets of the custodian holding gold on GLD’s or GLDM’s behalf. If GLD’s or GLDM’s custodian becomes insolvent, its assets may not be adequate to satisfy a claim by GLD or GLDM or any GLD or GLDM Authorized Participant. In addition, in the event of the GLD or GLDM custodian’s insolvency, there may be a delay and costs incurred in identifying the gold bars held in the GLD’s or GLDM’s allocated gold account. These risks also could negatively impact the value of GLD and GLDM shares held by the Fund.

The gold bullion custody operations of the GLD’s and GLDM’s Custodian are not subject to specific governmental regulatory supervision. GLD’s and GLDM’s custodian is responsible for the safekeeping of the GLD’s and GLDM’s gold bullion that the GLD and GLDM custodian allocates to the GLD and GLDM in connection with the creation of Baskets by Authorized Participants. GLD’s and GLDM’s Custodian also facilitates the transfer of gold in and out of GLD and GLDM through unallocated gold accounts it maintains for Authorized Participants, GLD and GLDM. Although the GLD and GLDM custodian is a market maker, clearer and approved weigher under the rules of the LBMA (which sets out good practices for participants in the bullion market), the LBMA is not an official or governmental regulatory body. Furthermore, although the GLD and GLDM custodian is subject to general banking regulations by U.S. regulators and is generally regulated in the U.K. by the Prudential Regulation Authority and the Financial Conduct Authority (the “FCA”), such regulations do not directly cover the GLD and GLDM’s custodian’s gold bullion custody operations in the U.K. Accordingly, GLD and GLDM is dependent on the custodian to comply with the best practices of the LBMA and to implement satisfactory internal controls for its gold bullion custody operations in order to keep GLD’s and GLDM’s gold secure.

In addition, the risk disclosure related to Gold ETF Risks in the sub-section titled “Principal Investment Risks” of the section titled “Additional Information About the Fund” on pages 13 and 14 of the Fund’s Prospectus is replaced as follows:

Gold ETF Risks. The Fund’s investments in the SPDR® Gold Trust (GLD) and/or the SPDR® Gold MiniShares (GLDM) will be subject to the following risks:

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Risks Related to Gold

Companies involved in commodity-related businesses such as gold may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The prices of commodities such as gold may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in the prevailing interest rates. Conversely, during those same periods, the prices of certain commodities, such as oil, gold and other metals, have historically tended to increase. However, there can be no guarantee of such performance in the future.

Crises may motivate large-scale sales of gold which could decrease the price of gold and adversely affect an investment in GLD or GLDM Shares. For example, the 2008 financial crisis resulted in significant sales of gold by individuals which depressed the price of gold. The possibility of large-scale distress sales of gold in times of crisis may have a negative impact on the price of gold and adversely affect the Fund’s investment in the GLD and GLDM Shares.

Substantial sales of gold by the official sector, consisting of central banks, other governmental agencies and international organizations that buy, sell and hold gold as part of their reserve assets could adversely affect the Fund’s investment in GLD and GLDM Shares. The official sector holds a significant amount of gold, most of which is static, meaning that it is held in vaults and is not bought, sold, leased or swapped or otherwise mobilized in the open market. In the event that future economic, political or social conditions or pressures require members of the official sector to liquidate their gold assets all at once or in an uncoordinated manner, the demand for gold might not be sufficient to accommodate the sudden increase in the supply of gold to the market. Consequently, the price of gold could decline significantly, which would adversely affect the Fund’s investment in GLD and GLDM Shares. The price of gold may also be affected by the sale of gold by exchange traded funds or other exchange traded vehicles tracking gold markets. To the extent existing exchange traded funds tracking gold markets represent a significant proportion of demand for physical gold bullion, large redemptions of the securities of these ETFs could negatively affect physical gold bullion prices and the price of GLD and GLDM Shares in which the Fund invests.

The value of the gold held by GLD and GLDM is determined using the LBMA (London Bullion Market Association) Gold Price PM, which is based on the LBMA daily afternoon auction. Potential discrepancies in the calculation of the LBMA Gold Price PM, as well as any future changes to the LBMA Gold Price PM, could impact the value of the gold held by GLD and GLDM and could have an adverse effect on the value of the Fund’s investments in GLD and GLDM. In the event that the LBMA Gold Price PM does not prove to be an accurate benchmark, and the LBMA Gold Price PM varies materially from the price determined by other mechanisms, the Net Asset Value of GLD and GLDM and the value of the Fund’s investment in GLD and GLDM Shares could be adversely impacted. Any future developments in the benchmark, to the extent they have a material impact on the LBMA Gold Price PM, could also adversely impact GLD’s and GLDM’s Net Asset Value and the value of the Fund’s investment in GLD and GLDM Shares.

Risks Related to GLD Shares

GLD and GLDM shares trade like stocks, are subject to investment risk and will fluctuate in market value. The value of GLD and GLDM shares relates directly to the value of the gold held by GLD and GLDM (less its expenses), and fluctuations in the price of gold could materially and adversely affect the Fund’s investment in GLD and GLDM shares. The price received upon the sale of the shares, which trade at market price, may be more or less than the value of the gold represented by them. Neither GLD nor GLDM generate any income, and as GLD and GLDM regularly sell gold to

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pay for its ongoing expenses, the amount of gold represented by each Share will decline over time to that extent.

Commodities and commodity-index linked securities in which GLD and GLDM each invest may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, or political and regulatory developments, as well as trading activity of speculators and arbitrageurs in the underlying commodities.

GLD and GLDM are each a passive investment vehicle. This means that the value of the GLD and GLDM Shares held by the Fund may be adversely affected by GLD and GLDM losses that might have been avoided if GLD and GLDM had been actively managed. GLD and GLDM shares may trade at a price which is at, above or below its calculated NAV per share, and any discount or premium in the trading price relative to the NAV per share may widen as a result of non-concurrent trading hours between the COMEX and NYSE Arca.

Neither GLD nor GLDM is an investment company registered under the 1940 Act and neither is subject to regulation under the Commodity Exchange Act of 1936 (the “CEA”). As a result, shareholders of GLD and GLDM do not have the protections associated with ownership of shares in an investment company registered under the 1940 Act or the protections afforded by the CEA. Shareholders of GLD and GLDM, including the Fund, do not have the rights enjoyed by investors in certain other vehicles. Because GLD and GLDM shares are interests in an investment trust, GLD and GLDM shareholders have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring “oppression” or “derivative” actions). In addition, the Shares have limited voting and distribution rights (for example, Shareholders do not have the right to elect directors and will not receive dividends).

GLD and GLDM may be required to terminate and liquidate at a time that is disadvantageous to Shareholders. The liquidity of the GLD and GLDM shares may be adversely affected by the withdrawal of Authorized Participants. The lack of an active trading market or a halt in trading of the GLD or GLDM shares may result in losses on investment at the time of disposition of the Shares. Redemption orders for GLD and GLDM may be subject to postponement, suspension or rejection by its Trustee under certain circumstances.

An investment in GLD and GLDM shares may be adversely affected by competition from other methods of investing in gold. GLD and GLDM each compete with other financial vehicles, including traditional debt and equity securities issued by companies in the gold industry and other securities backed by or linked to gold, direct investments in gold and similar investment vehicles. Market and financial conditions, and other conditions beyond the control of GLD and GLDM, may make it more attractive to invest in other financial vehicles or to invest in gold directly, which could limit the market for the Shares and reduce the liquidity of the Shares.

Risks Related to the Custody of Gold

The gold held by the custodian on behalf of GLD and GLDM may be subject to loss, damage, theft or restriction on access by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the GLD and GLDM, and consequently, the Fund’s investment in GLD and GLDM Shares. GLD and GLDM may not have adequate sources of recovery if its gold is lost, damaged, stolen or destroyed and recovery may be limited, even in the event of fraud, to the market value of the gold at the time the fraud is discovered.

Because neither the Trustee nor the custodian holding gold on behalf of GLD or GLDM oversees or monitors the activities of subcustodians who may temporarily hold the Trust’s gold bars until transported to the GLD and GLDM custodian’s London vault, failure by the subcustodians to exercise due care in the safekeeping of the GLD’s and GLDM’s gold bars could result in a loss to

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GLD and GLDM. In addition, he ability of its Trustee and the custodian holding gold on behalf of GLD and GLDM to take legal action against subcustodians may be limited, which increases the possibility that the Trust may suffer a loss if a subcustodian does not use due care in the safekeeping of the Trust’s gold bars. Each of these risks could negatively impact the value of GLD and GLDM shares held by the Fund.

Gold held in the GLD and GLDM unallocated gold account and any GLD and GLDM Authorized Participant’s unallocated gold account will not be segregated from the assets of the custodian holding gold on GLD’s and GLDM’s behalf. If GLD’s or GLDM’s custodian becomes insolvent, its assets may not be adequate to satisfy a claim by GLD, GLDM or any GLD or GLDM Authorized Participant. In addition, in the event of GLD or GLDM custodian’s insolvency, there may be a delay and costs incurred in identifying the gold bars held in the GLD’s or GLDM’s allocated gold account. These risks also could negatively impact the value of GLD and GLDM shares held by the Fund.

The gold bullion custody operations of the GLD’s and GLDM’s Custodian are not subject to specific governmental regulatory supervision. GLD’s and GLDM’s custodian is responsible for the safekeeping of the GLD’s and GLDM’s gold bullion that the GLD and GLDM custodian allocates to the GLD and GLDM in connection with the creation of Baskets by Authorized Participants. GLD’s and GLDM’s Custodian also facilitates the transfer of gold in and out of GLD and GLDM through unallocated gold accounts it maintains for Authorized Participants, GLD and GLDM. Although the GLD and GLDM custodian is a market maker, clearer and approved weigher under the rules of the LBMA (which sets out good practices for participants in the bullion market), the LBMA is not an official or governmental regulatory body. Furthermore, although the GLD and GLDM custodian is subject to general banking regulations by U.S. regulators and is generally regulated in the U.K. by the Prudential Regulation Authority and the Financial Conduct Authority (the “FCA”), such regulations do not directly cover the GLD and GLDM custodian’s gold bullion custody operations in the U.K. Accordingly, GLD and GLDM is dependent on the custodian to comply with the best practices of the LBMA and to implement satisfactory internal controls for its gold bullion custody operations in order to keep GLD’s and GLDM’s gold secure.

Further Information

For further information, please contact the Fairlead Tactical Sector ETF toll-free at 1-877-865-9549. You may also obtain additional copies of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Fairlead Tactical Sector ETF c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the toll-free number above or by visiting the Fairlead Tactical Sector ETF’s website at www.fairleadfunds.com.

Please retain this Supplement for your records.

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